Finance Lease Receivables (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure of Finance Lease Receivables [Abstract]
Disclosure of changes in finance lease receivables [Table Text Block]
	For the years ended
	March 31, 2022	March 31, 2021
Lease finance receivable, beginning of year	$3,922,391	$1,330,291
Investment recognized	1,150,360	3,693,094
Investment derecognized	(1,389,065)	(1,078,223)
Lease payments received	(511,000)	(226,616)
Interest income recognized	223,053	203,845

Lease finance receivable, end of year	$3,395,739	$3,922,391

Current portion of Finance Lease Receivable	$443,880	$308,505

Long Term Portion of Finance Lease Receivable	$2,951,859	$3,613,886

Disclosure of payments to received on finance lease receivables [Table Text Block]
31-Mar-22
Year 1	$792,115
Year 2	1,224,975
Year 3	785,861
Year 4	328,058
Year 5	332,184
Year 6	551,500
less: amount representing interest income	(618,954)
Finance Lease Receivable	$3,395,739
Current Portion of Finance Lease Receivable	$443,880
Long Term Portion of Finance Lease Receivable	$2,951,859